Equity - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2023 $ / shares	Feb. 05, 2021 € / shares shares	Feb. 04, 2021 € / shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized share capital | €					€ 14,100,000
Nominal value per share | (per share)			€ 0.12		€ 0.12				$ 24
Number of shares issued and fully paid					52,290,212		33,816,459	33,151,881
Share capital | €					€ 6,274,833		€ 4,057,976	€ 4,000,000
Proceeds from sales | $		$ 350,000,000
Sale of ordinary share | €					342,558,848		9,535,473	157,155,899
Proceeds from issue of ordinary shares					9,300,000	$ 9,800,000
Payments for share issue costs | €					€ 17,297,810		€ 839,970	€ 13,154,360
Par value per share difference | $ / shares						$ 0.01
Voting rights description					one vote per share.	one vote per share.
Shares sold at the public offering price | (per share)			€ 0.12		€ 0.12				24
Purchase price per share | $ / shares				$ 10.07
Proceeds from exercise of pre-funded warrants | $	$ 10,000.00
Issuance of ordinary shares	1,375,000
Leerink Partners [member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for share issue costs					€ 300,000	$ 300,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value per share | € / shares					€ 0.12
Proceeds from sales					€ 261,600,000	282,000,000
Bank fees					€ 16,700,000	18,000,000
Shares sold at the public offering price | € / shares					€ 0.12
Ordinary Shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized					58,750,000
Nominal value per share | € / shares										€ 0.12	€ 0.01
Number of shares issued and fully paid					52,290,212		33,816,459			9,511,075
Proceeds from sales			€ 64,100,000	$ 70,000,000
Sale of ordinary share | $				$ 6,951,340		$ 593,927
Shares sold at the public offering price | € / shares										€ 0.12	€ 0.01
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure Of Classes Of Share Capital [Line Items]
At-the-market program providing for sales from time to time | $		$ 75,000,000
Ordinary Shares [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid					11,125,000
Preferred Shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized					58,750,000
Pre-funded warrants [member]
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value per share | $ / shares									23.99
Shares sold at the public offering price | $ / shares									$ 23.99
Pre-funded warrants [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid					1,375,000